Finance Receivables - Summary of Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of financial assets [line items]
Finance receivables	₨ 336,246.9	$ 4,862.2	₨ 238,989.7
Current portion	115,515.2	1,670.4	84,016.5
Non-current portion	220,731.7	3,191.8	154,973.2
Cost [Member]
Disclosure of financial assets [line items]
Finance receivables	344,577.4	4,982.7	250,707.6
Allowance for credit losses [Member]
Disclosure of financial assets [line items]
Finance receivables	₨ 8,330.5	$ 120.5	₨ 11,717.9